Insurance business - Net Insurance Claims And Benefits Paid And Movement In Liabilities To Policyholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	$ 9,807	$ 12,331	$ 11,870
Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	8,338	7,952	8,218
Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(255)	1,478	1,243
Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	1,724	2,901	2,409
Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	10,221	13,208	12,508
– claims, benefits and surrenders paid	6,809	5,929	5,594
– movement in liabilities	3,412	7,279	6,914
Gross insurance premium income | Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	8,943	8,894	8,778
– claims, benefits and surrenders paid	3,852	2,883	2,828
– movement in liabilities	5,091	6,011	5,950
Gross insurance premium income | Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(446)	1,413	1,321
– claims, benefits and surrenders paid	1,088	1,044	749
– movement in liabilities	(1,534)	369	572
Gross insurance premium income | Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	1,724	2,901	2,409
– claims, benefits and surrenders paid	1,869	2,002	2,017
– movement in liabilities	(145)	899	392
Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(414)	(877)	(638)
– claims, benefits and surrenders paid	(492)	(520)	(126)
– movement in liabilities	78	(357)	(512)
Reinsurers’ share of gross insurance premium income | Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(605)	(942)	(560)
– claims, benefits and surrenders paid	(311)	(297)	(112)
– movement in liabilities	(294)	(645)	(448)
Reinsurers’ share of gross insurance premium income | Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	191	65	(78)
– claims, benefits and surrenders paid	(181)	(223)	(14)
– movement in liabilities	372	288	(64)
Reinsurers’ share of gross insurance premium income | Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	0	0	0
– claims, benefits and surrenders paid	0	0	0
– movement in liabilities	$ 0	$ 0	$ 0